Consolidated Statements of Convertible Preferred Stock and Stockholders Deficit - USD ($) $ in Thousands	Total	Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Beginning Balance at Dec. 31, 2016	$ (53,831)		$ 2	$ 1,315		$ (55,148)
Beginning balance, shares at Dec. 31, 2016			1,555,510
Temporary equity, Beginning balance at Dec. 31, 2016		$ 102,180
Temporary equity, Beginning balance, shares at Dec. 31, 2016		14,605,589
Issuance of Series C and D convertible preferred stock, net of issuance costs		$ 34,907
Issuance of Series C and D convertible preferred stock, net of issuance costs of,shares		2,840,504
Exercise of Series A-1 warrants		$ 382
Temporary equity, Exercise of Series A-1 warrants, Shares		63,952
Exercise of stock options	$ 139			139
Exercise of stock options, Shares	71,522		71,522
Vesting of early exercised options	$ 51			51
Stock-based compensation	965			965
Unrealized gain (loss) on available-for-sale securities	(1)				$ (1)
Net loss	(30,615)					(30,615)
Ending balance at Dec. 31, 2017	(83,292)		$ 2	2,470	(1)	(85,763)
Ending balance at Dec. 31, 2017			1,627,032
Temporary equity, Ending balance at Dec. 31, 2017	$ 137,469	$ 137,469
Temporary equity, Ending balance, shares at Dec. 31, 2017	17,510,045	17,510,045
Exercise of Series A-1 warrants		$ 417
Temporary equity, Exercise of Series A-1 warrants, Shares		69,675
Issuance of common stock warrants	$ 104			104
Exercise of stock options	300			300
Exercise of stock options, Shares			183,471
Vesting of early exercised options	60			60
Stock-based compensation	874			874
Unrealized gain (loss) on available-for-sale securities	1				1
Net loss	(29,879)					(29,879)
Ending balance at Sep. 30, 2018	(111,832)		$ 2	3,808		(115,642)
Ending balance at Sep. 30, 2018			1,810,503
Temporary equity, Ending balance at Sep. 30, 2018		$ 137,886
Temporary equity, Ending balance, shares at Sep. 30, 2018		17,579,720
Beginning Balance at Dec. 31, 2017	(83,292)		$ 2	2,470	(1)	(85,763)
Beginning balance, shares at Dec. 31, 2017			1,627,032
Temporary equity, Beginning balance at Dec. 31, 2017	$ 137,469	$ 137,469
Temporary equity, Beginning balance, shares at Dec. 31, 2017	17,510,045	17,510,045
Issuance of Series C and D convertible preferred stock, net of issuance costs		$ 14,920
Issuance of Series C and D convertible preferred stock, net of issuance costs of,shares		1,090,608
Exercise of Series A-1 warrants		$ 417
Temporary equity, Exercise of Series A-1 warrants, Shares	69,675	69,675
Issuance of common stock warrants	$ 104			104
Exercise of stock options	$ 326			326
Exercise of stock options, Shares	197,820		197,820
Vesting of early exercised options	$ 78			78
Stock-based compensation	1,297			1,297
Unrealized gain (loss) on available-for-sale securities	1				1
Net loss	(41,102)					(41,102)
Ending balance at Dec. 31, 2018	(122,588)		$ 2	4,275		(126,865)
Ending balance at Dec. 31, 2018			1,824,852
Temporary equity, Ending balance at Dec. 31, 2018	$ 152,806	$ 152,806
Temporary equity, Ending balance, shares at Dec. 31, 2018	18,670,328	18,670,328
Exercise of common stock warrants for cash	$ 110			110
Exercise of common stock warrants for cash, shares			50,331
Issuance of common stock upon net exercise of warrants	133			133
Issuance of common stock upon net exercise of warrants, shares			180,952
Temporary equity conversion of preferred stock shares to common stock upon initial public offering, shares		(18,670,328)
Temporary equity conversion of preferred stock value to common stock upon initial public offering		$ (152,806)
Conversion of preferred stock to common stock upon initial public offering	152,806		$ 18	152,788
Conversion of preferred to common stock upon initial public offering, Shares			18,670,328
Conversion of Series A-1warrants to common stock warrants upon initial public offering	789			789
Issuance of common stock in connection with initial public offering, net of issuance costs of $11.5 million	99,924		$ 7	99,917
Issuance of common stock in connection with initial public offering, net of issuance costs, Shares			6,555,000
Issuance of common stock in connection with private placement	10,000		$ 1	9,999
Issuance of common stock in connection with private placement, Shares			588,235
Exercise of stock options	$ 1,023			1,023
Exercise of stock options, Shares	386,309		386,309
Vesting of early exercised options	$ 27			27
Stock-based compensation	2,336			2,336
Adjustment for fractional shares resulting from reverse stock split	(3)			(3)
Adjustment for fractional shares resulting from reverse stock split, Shares			(114)
Unrealized gain (loss) on available-for-sale securities	57				57
Net loss	(36,364)					(36,364)
Ending balance at Sep. 30, 2019	$ 108,250		$ 28	$ 271,394	$ 57	$ (163,229)
Ending balance at Sep. 30, 2019			28,255,893